ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES
ACCRUED EXPENSES

NOTE 9 – ACCRUED EXPENSES

Accrued expenses are as follows:

	December 31,	December 31,
	2022	2021
Research contract expenses (note 13)	$105,071	$193,537
Payroll (note 12)	788,169	557,937
Payroll taxes (note 12)	159,593	199,582
Investor Relation firm fees (note 13)	56,000	584,000
Professional fees	44,278	144,377
Other Expenses	22,594	5,976
Total	$1,175,705	$1,685,409